PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Retirement
Moderate Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 2.0%
473,550  Schwab U.S. TIPS
ETF
$ 12,733,759
2.0
Total Exchange-Traded
Funds
(Cost $13,191,826)
12,733,759
2.0
MUTUAL FUNDS: 98.0%
Affiliated Investment Companies: 98.0%
1,193,047  Voya Emerging
Markets Index Portfolio
- Class I
12,300,320
2.0
3,645,837  Voya High Yield Bond
Fund - Class R6
25,083,355
4.0
3,054,482  Voya International
Index Portfolio - Class I
36,684,328
5.9
1,661,164  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
18,405,700
2.9
8,095,677  Voya Short Duration
Bond Fund - Class R6
75,856,491
12.2
29,248,682  Voya U.S. Bond Index
Portfolio - Class I
265,870,520
42.6
9,141,654  Voya U.S. Stock Index
Portfolio - Class I
177,256,680
28.4
Total Mutual Funds
(Cost $630,724,923)
611,457,394
98.0
Total Long-Term
Investments
(Cost $643,916,749)
624,191,153
100.0
Total Investments in
Securities
(Cost $643,916,749) $ 624,191,153 100.0
Liabilities in Excess
of Other Assets (23,500) 0.0
Net Assets $ 624,167,653 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Retirement
Moderate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 12,733,759 $ — $ — $ 12,733,759
Mutual Funds 611,457,394 — — 611,457,394
Total Investments, at fair value $ 624,191,153 $ — $ — $ 624,191,153
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 12,915,411 $ 10,879 $ (1,534,943) $ 908,973 $ 12,300,320 $ — $ (400,809) $ —
Voya High Yield Bond Fund - Class
R6
26,323,117 444,763 (1,485,968) (198,557) 25,083,355 423,015 56,698 —
Voya International Index Portfolio
- Class I
38,666,722 32,643 (3,446,802) 1,431,765 36,684,328 — 1,668,072 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
19,120,807 858,468 (1,087,840) (485,735) 18,405,700 — (167,809) —
Voya Short Duration Bond Fund -
Class R6
79,396,515 966,287 (5,163,174) 656,863 75,856,491 901,017 (327,877) —
Voya U.S. Bond Index Portfolio -
Class I
274,869,400 2,826,145 (20,583,946) 8,758,921 265,870,520 2,586,793 (4,302,944) —
Voya U.S. Stock Index Portfolio -
Class I
185,649,932 8,246,339 (7,244,929) (9,394,662) 177,256,680 — 1,648,667 —
$ 636,941,904 $ 13,385,524 $ (40,547,602) $ 1,677,568 $ 611,457,394 $ 3,910,825 $ (1,826,002) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 16,766,259
Gross Unrealized Depreciation (36,491,854)
Net Unrealized Depreciation $ (19,725,595)